UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM 24F-2
ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2

1.      Name and address of issuer:
        Kansas City Life Variable Life Separate Account
        3520 Broadway
        Kansas City, Mo 64111

2.      Class of securities:  Variable Life Insurance Contracts.

3.      Investment Company Act File Number: 811-9080.
        Securities Act File Number 33-95354.

4.      Last day of fiscal year for which Notice is filed:   Year ended
        December 31,  1998.

5.      Not Applicable.

6.      Not Applicable.

7. Number of securities of same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24F-2, but which remained unsold at the beginning of such fiscal year: 0.

8. Number of securities, if any, registered during fiscal year other than pursuant to Rule 24F-2: 0.

9. Number of securities sold during such fiscal year: 2,196. Aggregate sale price of securities sold during such fiscal year:
        $45,072,503.

10. Number of securities sold during such fiscal year in reliance upon registration pursuant to Rule 24F-2: 2,196.
        Aggregate sale price of securities sold during such fiscal year in reliance upon registration pursuant to Rule 24F-2: $45,072,503.

11. The number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans:
        Not Applicable.

12.     Calculation of Registration Fee

i).     Aggregate sale price of securities sold during the
        fiscal year in reliance on Rule 24F-2              45,072,503
ii).    Aggregate price of shares issued in connection
        with dividend reinvestment plans                            0

iii).   Aggregate price of shares redeemed or repurchased
        during the fiscal year                             28,271,538

iv).    Aggregate price of shares redeemed or repurchased and
        previously applied as a reduction to filing fees
        pursuant to Rule 24e-2                                      0

 v).    Net aggregate price of securities sold and issued
        during the fiscal in reliance on Rule 24F-2
        ((i) plus (ii) minus (iii) plus (iv))              16,800,965

vi).    Multiplier prescribed by Section 6(b) of the
        Securities Act of 1933 or other applicable regulation
        (1/33 of 1 percent (.00030303))                    x 0.000278

vii).   Fee due ((v) multiplied by (vi))                       $4,671

13. Are fees being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17CFR 202.3a)? Yes,fees are being sent to the lockbox.

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 24, 1999


The required opinion of counsel is attached hereto.

By:     /s/ John K. Koetting
        John K. Koetting
        Vice President and Controller
        Kansas City Life Variable Life Separate Account

Date:   February 25, 1999